NOTE 5 - STOCKHOLDERS EQUITY (Annual Report [Member])	12 Months Ended
Dec. 31, 2013
Annual Report [Member]
NOTE 5 - STOCKHOLDERS EQUITY

NOTE 5 - STOCKHOLDERS’ EQUITY

The Company was formed as a limited liability company and resolved in April 2014 to convert to a California corporation with one class of common stock, no par value and is authorized to issue 1,000,000,000 common shares and no preferred shares. Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they chose to do so, elect all of the directors of the Company.

On December 30, 2012, the Company awarded to Mr. Frank Igwealor, the Company’s managing member, 10,000,000 shares of the Company’s common stock with a par value of $0.0001 for services rendered. The Company also issued 145,000 shares of common stock to Mr. Igwealor for $145.00 in cash. These share issuance were in transactions that were exempt from the registration requirements of the Securities Act of 1933, as amended (the “Act”) in reliance on Section 4(2) of the Act.

On December 30, 2012, the Company made share award to the following entities and persons:

·	1,000,000 shares of common stock with a par value of $0.0001 were awarded to Los Angeles Community Capital for services rendered;
·	1,000,000 shares of common stock with a par value of $0.0001 were awarded to Goldstein Franklin, Inc. for services rendered; and
·	1,528,000 shares of common stock with a par value of $0.0001 were sold to Poverty Solutions, Inc. for $1,528.

These share issuance were in transactions that were exempt from the registration requirements of the Securities Act of 1933, as amended (the “Act”) in reliance on Section 4(2) of the Act.

On April 30, 2013, the Company made share award to the following entities and persons:

·	1,000,000 shares of common stock with a par value of $0.0001 were awarded to Mr. Kareem Davis for services rendered;
·	1,000,000 shares of common stock with a par value of $0.0001 were awarded to Mr. Aliyu Ahmed for services rendered;
·	1,000,000 shares of common stock with a par value of $0.0001 were awarded to Mr. Ambrose Egbuonu for services rendered;
·	1,000,000 shares of common stock with a par value of $0.0001 were awarded to Mr. Creas Nwokeabia for services rendered;
·	1,000,000 shares of common stock with a par value of $0.0001 were awarded to Ms. Jenita McClinton for services rendered; and
·	1,000,000 shares of common stock with a par value of $0.0001 were awarded to Ms. Jannette Reese for services rendered.

These share issuance were in transactions that were exempt from the registration requirements of the Securities Act of 1933, as amended (the “Act”) in reliance on Section 4(2) of the Act. On December 30, 2013, the Company made share award to the following entities and persons:

·	10,000,000 shares of common stock with a par value of $0.0001 were awarded to Mr. Frank Igwealor for services rendered;
·	1,000,000 shares of common stock with a par value of $0.0001 were awarded to American Biopharmaceutical Holdings, Inc. for services rendered;
·	1,000,000 shares of common stock with a par value of $0.0001 were awarded to Goldstein Franklin, Inc. for services rendered; and

·	1,719,000 shares of common stock with a par value of $0.0001 were sold to Poverty Solutions, Inc. for $3,438.
·	1,000,000 shares of common stock with a par value of $0.0001 were awarded to American Community Capital, LP. for services rendered; and
·	750,000 shares of common stock with a par value of $0.0001 were sold to Poverty Solutions, Inc. for $1,500.

These share issuance were in transactions that were exempt from the registration requirements of the Securities Act of 1933, as amended (the “Act”) in reliance on Section 4(2) of the Act.

As of December 31, 2013 and 2012, the Company’s common stocks outstanding are 35,142,000 and 13,673,000 shares respectively.